Other Financial Statement Data (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Receivables
Trade	$ 882.5	$ 545.3
Non-trade	47.5	78.7
Current receivables, gross	930.0	624.0
Less: Allowance for doubtful accounts	4.0	9.2
Current receivables, net	926.0	614.8
Inventories
Raw materials	58.6	49.2
Work in process	284.3	295.5
Finished goods	852.9	573.4
Operating materials and supplies	70.6	84.2
Inventory, net	1,266.4	1,002.3
Other current assets
Income Taxes Receivable	60.4	91.1
Prepaid expenses	157.4	99.1
Other	90.5	129.2
Total other current assets	308.3	319.4
Accrued liabilities
Non-income taxes	132.6	63.6
Payroll and employee benefits	116.3	96.2
Asset retirement obligations	90.6	83.1
Customer prepayments	243.2	65.9
Other	260.9	296.7
Total accrued liabilities, current	843.6	605.5
Other noncurrent liabilities
Asset retirement obligations	482.5	442.8
Accrued pension and postretirement benefits	117.1	204.4
Unrecognized tax benefits	84.6	81.7
Deferred revenue on out of market contracts	24.1	37.8
Other	146.8	141.4
Total other noncurrent liabilities	855.1	908.1
Interest expense, net was comprised of the following:
Interest Expense	27.6	65.7	90.2
Interest income	22.5	16.1	46.9
Interest expense, net	$ 5.1	$ 49.6	$ 43.3